PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT

NOTE 3 — PROPERTY, PLANT, AND EQUIPMENT

Property, plant and equipment at December 31, 2024 and 2023 are as follows:

	2024	2023
Building improvements	$110,838	$110,838
Computer equipment	70,636	70,636
Medical equipment	214,297	221,297
Office equipment	20,866	20,866
Property plant and equipment, gross	416,637	423,637
Less: accumulated depreciation	(193,821)	(161,394)
Property plant and equipment, net	$222,816	$262,243

During the year ended December 31, 2024 and 2023, depreciation expense charged to operations was $34,469 and $42,181, respectively.

During 2024, the Company disposed of physical therapy equipment and furniture and fixtures with a book value of $7,000.